Convertible Debentures (Details) - Schedule of Assumptions Used to Measure the Fair Value of Warrants	12 Months Ended
Dec. 31, 2020 $ / shares
Series A [Member]
Convertible Debentures (Details) - Schedule of Assumptions Used to Measure the Fair Value of Warrants [Line Items]
Expected term in years	7 years
Stock price (ADS) (in Dollars per share)	$ 116
Expected dividend yield	0.00%
Volatility	46.68%
Risk-free interest Rate	0.63%
Initial fair value per share (in Dollars per share)	$ 50.5
Series B [Member]
Convertible Debentures (Details) - Schedule of Assumptions Used to Measure the Fair Value of Warrants [Line Items]
Expected term in years	2 years
Stock price (ADS) (in Dollars per share)	$ 120
Expected dividend yield	0.00%
Volatility	49.61%
Risk-free interest Rate	0.20%
Initial fair value per share (in Dollars per share)	$ 29
Series C [Member]
Convertible Debentures (Details) - Schedule of Assumptions Used to Measure the Fair Value of Warrants [Line Items]
Expected term in years	7 years
Stock price (ADS) (in Dollars per share)	$ 120
Expected dividend yield	0.00%
Volatility	46.68%
Risk-free interest Rate	0.63%
Initial fair value per share (in Dollars per share)	$ 41.5